FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair values of derivative instruments designated and not designated as cash flow hedges
The following tables present the fair values of the Company's derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	2022	2021
Designated derivative instruments -short-term assets:
Interest rate swaps	1,229	—
Non-designated derivative instruments -short-term assets:
Interest rate swaps	707	—
Total derivative instruments -short-term assets	1,936	—
Designated derivative instruments -long-term assets:
Interest rate swaps	12,963	2,077
Cross currency swaps	—	1,019
Non-designated derivative instruments -long-term assets:
Interest rate swaps	13,753	88
Total derivative instruments - long-term assets	26,716	3,184

(in thousands of $)	2022	2021
Designated derivative instruments -short-term liabilities:
Interest rate swaps	—	68
Cross currency interest rate swaps	2,260	—
Cross currency swaps	14,601	—
Non-designated derivative instruments -short-term liabilities:
Interest rate swaps	—	670
Total derivative instruments - short-term liabilities	16,861	738
Designated derivative instruments -long-term liabilities:
Interest rate swaps	—	2,316
Cross currency interest rate swaps	4,054	2,685
Cross currency swaps	10,233	10,038
Non-designated derivative instruments -long-term liabilities:
Interest rate swaps	—	2,159
Cross currency swaps	70	11
Total derivative instruments - long-term liabilities	14,357	17,209

Schedule of interest rate swap transactions	As of December 31, 2022, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed rates in exchange for LIBOR or NIBOR, as summarized below. The summary includes all swap transactions, most of which are hedges against specific loans.

Notional Principal (in thousands of $)	Trade date	Maturity date	Fixed interest rate
$100,000 (remaining at $100,000)	March 2013	April 2023	1.85% - 1.97%
$56,000 (remaining at $56,000)	June 2019	September 2023	1.84%	†
$14,699 (equivalent to NOK128 million)	June 2019	September 2023	6.70% - 6.77%	*
$11,254 (equivalent to NOK100 million)	August 2019	September 2023	6.378%	*
$30,000 (remaining at $30,000)	May 2019	June 2024	2.15%	†
$48,332 (equivalent to NOK420 million)	May 2019	June 2024	6.85% - 6.90%	*
$100,000 (remaining at $100,000)	August 2019	August 2029	1.45% - 1.60%
$67,500 (remaining at $67,500)	January 2020	October 2024	1.40%	†
$127,668 (reducing to $92,233)	April 2020	January 2025	0.46% - 0.47%

*    These swaps relate to the NOK700 million and NOK700 million unsecured bonds due 2023 and 2024 respectively, whereby the fixed interest rate paid is exchanged for NIBOR plus the margin on the bond.
† These swaps relate to the NOK700 million, NOK700 million and NOK600 million unsecured bonds due 2023, 2024 and 2025 respectively, where a fixed interest rate is paid in exchange for LIBOR excluding margin on the underlying bonds.
Schedule of currency swap transactions

Principal Receivable	Principal Payable	Trade date	Maturity date
NOK600 million	US$76.8 million	September 2018	September 2023
NOK100 million	US$11.3 million	August 2019	September 2023
NOK700 million	US$80.5 million	May 2019	June 2024
NOK600 million	US$67.5 million	January 2020	January 2025

Schedule of carrying value and estimated fair value of financial assets and liabilities
The carrying value and estimated fair value of the Company's financial assets and liabilities as of December 31, 2022, and 2021, are as follows:

	2022	2022	2021	2021
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available-for-sale debt securities	—	—	9,680	9,680
Equity Securities	7,283	7,283	1,292	1,292
Equity securities pledged to creditors	—	—	10,238	10,238
NOK700 million senior unsecured floating rate bonds due 2023	71,243	71,421	79,507	79,586
NOK700 million senior unsecured floating rate bonds due 2024	70,734	70,734	78,939	79,077
NOK600 million senior unsecured floating rate bonds due 2025	60,048	60,348	61,334	60,133
4.875% unsecured convertible bonds due 2023	137,900	137,211	137,900	138,727
7.25% unsecured sustainability linked bonds due 2026	150,000	144,188	150,000	153,563
Derivatives:
Interest rate/ currency swap contracts – short-term receivables	1,936	1,936	—	—
Interest rate/ currency swap contracts – long-term receivables	26,716	26,716	3,184	3,184
Interest rate/ currency swap contracts – short-term payables	16,861	16,861	738	738
Interest rate/ currency swap contracts – long-term payables	14,357	14,357	17,209	17,209

Schedule of financial assets and liabilities measured at fair value on a recurring basis	The above fair values of financial assets and liabilities as of December 31, 2022, are measured as follows:

		Fair value measurements using
	December 31, 2022	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Equity securities	7,283	7,283
Interest rate/ currency swap contracts – short-term receivables	1,936		1,936
Interest rate/ currency swap contracts - long-term receivables	26,716		26,716
Total assets	35,935	7,283	28,652	—
Liabilities:
NOK700 million senior unsecured floating rate bonds due 2023	71,421	71,421
NOK700 million senior unsecured floating rate bonds due 2024	70,734	70,734
NOK600 million senior unsecured floating rate bonds due 2025	60,348	60,348
4.875% unsecured convertible bonds due 2023	137,211	137,211
7.25% unsecured sustainability linked bonds due 2026	144,188	144,188
Interest rate/ currency swap contracts – short-term payables	16,861		16,861
Interest rate/ currency swap contracts – long-term payables	14,357		14,357
Total liabilities	515,120	483,902	31,218	—

The above fair values of financial assets and liabilities as of December 31, 2021, were measured as follows:

		Fair value measurements using
	December 31, 2021	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale debt securities	9,680	4,619	5,061
Equity securities	1,292	1,292
Equity securities pledged to creditors	10,238	10,238
Interest rate/ currency swap contracts – long-term receivables	3,184		3,184
Total assets	24,394	16,149	8,245	—
Liabilities:
NOK700 million senior unsecured floating rate bonds due 2023	79,586	79,586
NOK700 million senior unsecured floating rate bonds due 2024	79,077	79,077
NOK600 million senior unsecured floating rate bonds due 2025	60,133	60,133
4.875% unsecured convertible bonds due 2023	138,727	138,727
7.25% unsecured sustainability linked bonds due 2026	153,563	153,563
Interest rate/ currency swap contracts – short-term payables	738		738
Interest rate/ currency swap contracts – long-term payables	17,209		17,209
Total liabilities	529,033	511,086	17,947	—

Schedules of concentration of risk, by customer
There is also a concentration of revenue risk with the below customers:

Charterer	Number of Vessels /rigs chartered as of December 31, 2022	% of consolidated operating revenues (Year ended December 31, 2022)	Number of Vessels /rigs chartered as of December 31, 2021	% of consolidated operating revenues (Year ended December 31, 2021)
Maersk A/S (“Maersk”)	16	31%	15	32%
Evergreen Marine Corporation (Taiwan) Ltd. and its affiliate Evergreen Marine (Singapore) Pte Ltd. (collectively “Evergreen”)	6	15%	6	15%
Trafigura Maritime Logistics Pte Ltd (“Trafigura”)	7	9%	3	—%
Golden Ocean*	8	8%	8	12%
Conocophillips Skandinavia AS ("Conocophillips")**	1	3%	—	—%
MSC	9	1%	10	2%
* Additionally see Note 26: Related Party Transactions.
** In September 2022, the drilling rig Linus was redelivered from Seadrill to SFL. Concurrently, the drilling contract of Linus with ConocoPhillips was assigned from Seadrill to the Company.